Contents of Significant Accounts - Inventories, Net - Additional Information (Detail) - TWD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes Of Inventories [Abstract]
Inventories recognized in operating costs	$ 136,902,000,000	$ 145,979,000,000	$ 135,856,000,000
Write-down of inventories	1,148,000,000	98,000,000
Inventories pledged	$ 0	$ 0
Reversal of write-down of inventories			$ 426,000,000